FAIR VALUE MEASUREMENTS (Changes in Level 3 fair value of available-for-sale securities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Available for sale securities current
Net Investment Income [Line Items]
Balance at January 1,	¥ 104,499
Addition		¥ 100,000
Interest accrual	1,974	3,526
Settlement of puttable bond	(105,500)
Change in fair value	(973)	973
Balance at December 31,		¥ 104,499
Available for sale securities non current
Net Investment Income [Line Items]
Addition	85,000
Change in fair value	19,134
Balance at December 31,	¥ 104,134